Note 5 - Revenues	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

Note 5.  Revenues

Revenue Recognition

The Company identifies a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when obligations under the terms of the contract with our customer are satisfied; generally this occurs with the transfer of control of the good or service to the customer. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring goods or providing services. Sales and other taxes we collect concurrent with revenue-producing activities are excluded from revenue as the Company is a pass-through conduit for collecting and remitting sales taxes. The Company does not incur incremental costs to obtain contracts or costs to fulfill contracts that meet the criteria for capitalization. In addition, the Company does not have material significant payment terms as payment is received at or shortly after the point of sale.

Waste Management Services

Avalon’s waste management services provide hazardous and nonhazardous waste brokerage and management services, captive landfill management services and salt water injection well operations. Waste management services are provided to industrial, commercial, municipal and governmental customers primarily in selected northeastern and midwestern United States markets.

Avalon’s waste brokerage and management business assists customers with managing and disposing of wastes at approved treatment and disposal sites based upon a customer’s needs. Avalon provides a service to its customers whereby Avalon, arranges for, and accepts responsibility for the removal, transportation and disposal of waste on behalf of the customer.

Avalon’s landfill management business provides technical and operational services to customers owning captive disposal facilities. A captive disposal facility only disposes of waste generated by the owner of such facility. The Company provides turnkey services, including daily operations, facilities management and management reporting for its customers. Currently, Avalon manages one captive disposal facility located in Ohio. The net operating revenues of the captive landfill operations are almost entirely dependent upon the volume of waste generated by the owner of the landfill for whom Avalon manages the facility.

Avalon is a minority owner with managerial control over two salt water injection wells and its associated facility. Operations of the salt water injection wells have been suspended in accordance with the Chief of the Division of Oil and Gas Resources Management order (See Note 17). Due to the suspension of the salt water injection wells, there were no operating revenues for the years ended December 31, 2022 and 2021.

For both the years ended December 31, 2022 and 2021, the net operating revenues related to waste management services represented approximately 61% of Avalon’s total consolidated net operating revenues. For the year ended December 31, 2022, two customers accounted for 22% of the waste management services segment’s net operating revenues to external customers and 14% of the consolidated net operating revenues. For the year ended December 31, 2021, one customer accounted for 13% of the waste management services segment’s net operating revenues to external customers and 8% of the consolidated net operating revenues.

For our waste management services contracts, the customer contracts with us to provide a series of distinct waste management services over time which integrates a set of tasks (i.e. removal, transportation and disposal of waste) into a single project. Avalon provides substantially the same service over time and the same method is used to measure the Company’s progress toward complete satisfaction of the performance obligation to transfer each distinct service in the series to the customer. The series of distinct waste management services, which are the same over time, meets the series provision criteria, and as such, the Company treats that series as a single performance obligation. The Company allocates the transaction price to the single performance obligation and recognizes revenue by applying a single measure of progress to that performance obligation. Avalon transfers control of the service over time and, therefore, satisfies the performance obligation and recognizes the revenue over time as the customer simultaneously receives and consumes the benefits provided by Avalon’s performance as we perform.

Avalon Holdings Corporation and Subsidiaries

In addition, as the promise to provide services qualifies as a series accounted for as a single performance obligation, the Company applied the practical expedient guidance that allows an entity that is recognizing revenue over time by using an output method to recognize revenue equal to the amount that the entity has the right to invoice if the invoiced amount corresponds directly to the value transferred to the customer. The Company applied the standard's practical expedient that permits the omission of disclosures relating to unsatisfied performance obligations as most of the Company’s waste management service contracts (i) have an original expected length of one year or less and (ii) the Company recognizes revenue at the amount to which the Company has the right to invoice for services performed.

Avalon evaluated whether we are the principal (i.e. report revenues on a gross basis) or agent (i.e. report revenues on a net basis). Avalon reports waste management services on a gross basis, that is, amounts billed to our customers are recorded as revenues, and amounts paid to vendors for providing those services are recorded as operating costs. As principal, Avalon is primarily responsible for fulfilling the promise to provide waste management services for the customer. Avalon accepts credit risk in the event of nonpayment by the customer and is obligated to pay vendors who provide the service regardless of whether the customer pays the Company. Avalon does have a level of discretion in establishing the pricing for its service.

Our payment terms vary by the type and location of our customer and the service offered.  Avalon does not have any financing arrangements with its customers. The term between invoicing and when payment is due is not significant.

The Company assesses each contract amendment individually. Typically, amendments made to our contracts do not materially change the terms of the agreement or performance obligation of the Company. The Company accounts for such contract amendments as if it were part of the existing contract as the material terms contained in the contract do not change.  In cases where Avalon views there is a material change in the terms of the agreement, the Company will reevaluate and determine if the contract should be viewed as an entirely new contract, replacement contract or a continuation of the existing contract.

Consideration promised in our waste management contracts do not typically include material variable amounts such as discounts, rebates, refunds, credits, price concessions, incentives, penalties or other such items, and, as such, no estimate is made by the Company for such items.

Golf and Related Operations

Avalon’s golf and related operations include the operation and management of four golf courses and associated clubhouses, recreation and fitness centers, tennis courts, salon and spa services, dining and banquet facilities. The golf and related operations also include the operation of a hotel and its resort related amenities including dining, banquet and conference facilities, fitness center, swimming pools, salon and spa and tennis courts. Revenues for the golf and related operations consists primarily of food, beverage and merchandise sales, membership dues, greens fees and associated cart rentals, room rentals and salon and spa services. Due to adverse weather conditions, net operating revenues relating to the golf courses, which are located in northeast Ohio and Pennsylvania, were minimal during the first three months of 2022 and 2021.

For both the years ended December 31, 2022 and 2021, the net operating revenues related to the golf and related operations represented approximately 39% of Avalon’s total consolidated net operating revenues. For both the years ended December 31, 2022 and 2021, no one customer individually accounted for 10% or more of Avalon’s golf and related operations segment revenues.

For Avalon’s golf and related operations, the Avalon Golf and Country Club offers membership packages for use of the country club facilities and its related amenities. Membership agreements are a one year noncancellable commitment and pricing varies based on the membership type selected by the customer. Based on the terms and conditions of the membership contract, resignations received within the membership period do not relieve the member of their annual commitment. Memberships automatically renew on the member’s anniversary date unless the member resigns for the upcoming membership period prior to the renewal date.

Membership for the Avalon Golf and Country Club does not contain up-front initiation fees or require monthly minimum spending at the facilities. Annual membership dues do not cover the cost of food, beverage or any other ancillary paid services which are made available to the member nor do they typically provide for discounts on these goods or services.  Members have no obligation to purchase or utilize any of these additional goods or services. Avalon is not required to provide such goods or services unless requested and paid for at the point of sale by the member.

Avalon Holdings Corporation and Subsidiaries

Under the terms of the contract, Avalon will provide unlimited use and access to the country club facilities. Avalon’s performance obligation in the contract is the “stand ready obligation” to provide access to these facilities for the member for the entire membership term. Avalon providing the “stand ready obligation” for use of the facilities to the member over the entire term of the membership agreement represents a single performance obligation of which Avalon expects the member to receive and consume the benefits of its obligation throughout the membership term, and as such, the Company recognizes membership dues on a straight line basis over the term of the contract. The Company applied the standard's practical expedient that permits the omission of disclosures relating to unsatisfied performance obligations for contracts with an original expected length of one year or less as Avalon Golf and Country Club membership agreements are one year in length.

For our hotel operations, Avalon’s performance obligation is to provide lodging facilities. The separate components of providing these services (hotel room, toiletry items, housekeeping, and amenities) are not distinct within the context of the contract as they are all highly dependent and interrelated as part of the obligation to provide the lodging facility. Room sales are driven by a fixed fee charged to a hotel guest to stay at The Grand Resort for an agreed upon period. The Company agrees to provide a room to the hotel guest for a specified time period for that agreed-upon rate. Our hotel room reservations are performance obligations satisfied over time as the hotel guest simultaneously receives and consumes the benefits provided by the hotel. For performance obligations satisfied over time, our hotel operations measure the progress toward complete satisfaction of the performance obligation and recognize revenue proportionately over the course of the customer’s stay.

For food, beverage, and merchandise sales, greens fees and associated cart rental, fitness activities, salon and spa services and other ancillary services, the transaction price is the set price charged by the Company for those goods or services. Upon purchase of the good or service, the Company transfers control of the good or service to the customer and the customer immediately consumes the benefits of the Company’s performance and, as such, we recognize revenue at the point of sale.  Amounts paid in advance, such as deposits on overnight lodging or for banquet or conferences facilities, are recorded as a liability until the goods or services are provided to the customer (see Contract Liabilities below).

The following table presents our net operating revenues disaggregated by revenue source for the years ended December 31, 2022 and 2021 (in thousands). Sales and other taxes are excluded from revenues.

	2022	2021
Waste management and brokerage services	$47,138	$40,266
Captive landfill management operations	2,625	2,444
Total waste management services revenues	49,763	42,710
Food, beverage and merchandise sales	12,137	11,045
Membership dues revenue	7,092	6,697
Room rental revenue	5,507	4,450
Greens fees and cart rental revenue	2,871	2,723
Salon and spa services	1,830	1,059
Fitness and tennis lesson revenue	435	448
Other revenue	1,545	1,251
Total golf and related operations revenue	31,417	27,673
Total net operating revenues	$81,180	$70,383

Avalon does not have operations located outside the United States and, accordingly, geographical revenue information is not presented.

Receivables, Net

Receivables, net, include amounts billed and currently due from customers. The amounts due are stated at their net realizable value. At December 31, 2022 and 2021, accounts receivable, net, related to our waste management services segment were approximately $10.0 million and $9.0 million, respectively. At December 31, 2022, one customer accounted for approximately 18% of the waste management services segment’s receivables and 16% of the consolidated receivables. At December 31, 2021, one customer accounted for approximately 19% of the waste management services segment’s receivables and 17% of the consolidated receivables. Accounts receivable, net, related to our golf and related operations segment were approximately $1.1 million and $0.9 million at December 31, 2022 and 2021, respectively. No one customer of the golf and related operations segment accounted for 10% or more of Avalon’s golf and related operations segment or consolidated net receivables at December 31, 2022 and 2021.

Avalon Holdings Corporation and Subsidiaries

The Company maintains an allowance for credit losses to provide for the estimated amount of receivables that will not be collected. Customer accounts that are outstanding longer than the contractual payment terms are considered past due.  Avalon determines its allowance by considering a number of factors, including the length of time trade accounts receivable are past due,  Avalon’s previous accounts receivable loss history, the customer’s current ability to pay its obligation to Avalon and the condition of the general economy and the industry as a whole. Avalon writes off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for credit losses, or to income, as appropriate under the circumstances. Allowance for credit losses was approximately $0.3 million at both December 31, 2022 and 2021.

The following table presents changes in our allowance for credit losses during the years ended at December 31, 2022 and 2021 (in thousands):

		Provision	Write-offs
	Balance at	for Credit	less	Balance at
	Beginning of Period	Losses	Recoveries	End of Period
Allowance for credit losses
Year ended December 31, 2022	$265	$32	$(37)	$260
Year ended December 31, 2021	$265	$36	$(36)	$265

Contract Assets

Contract assets include unbilled membership dues receivables related to the Avalon Golf and Country Club for the customers membership commitment which are billed on a monthly basis over the course of the annual agreement. Such amounts are stated at their net realizable value. Contract assets related to unbilled membership dues are classified as current as revenue related to such agreements is recognized within the annual membership period. Unbilled membership receivables in our Consolidated Balance Sheets were approximately $0.6 million at December 31, 2022 and 2021, respectively.

The following table presents changes in our contract assets during the years ended December 31, 2022 and 2021 (in thousands):

		Unbilled
	Balance at	Membership		Balance at
	Beginning of Period	Dues	Billings	End of Period
Contract Assets:
Unbilled membership dues receivable
Year ended December 31, 2022	$578	$2,060	$(2,039)	$599
Year ended December 31, 2021	$585	$1,997	$(2,004)	$578

Contract Liabilities

Contract liabilities include unrecognized or deferred revenues relating to membership dues and customer advance deposits.  We record deferred revenue when cash payments are received in advance of satisfying our performance obligation. We classify deferred membership dues revenue as current based on the timing of when we expect to recognize revenue for the membership commitment based on the Company satisfying the stand ready performance obligation throughout the annual membership period. The unrecognized or deferred revenues related to membership dues in our Consolidated Balance Sheets were approximately $3.6 million and $3.4 million at December 31, 2022 and 2021, respectively.

Customer advance deposits are recorded as a liability until the goods or services are provided to the customer. Generally, customer advances, and corresponding performance obligation are satisfied within 12 months of the date of receipt of advance payment. The unrecognized revenues related to customer advance deposits are recorded in “Other liabilities and accrued expenses” in our Consolidated Balance Sheets. Customer advance deposits were approximately $1.0 million and $0.8 million at December 31, 2022 and 2021, respectively.

Avalon Holdings Corporation and Subsidiaries

The following table presents changes in our contract liabilities during the years ended December 31, 2022 and 2021 (in thousands):

	Balance at		Revenue	Balance at
	Beginning of Period	Billings	Recognized	End of Period
Contract Liabilities:
Deferred membership dues revenue
Year ended December 31, 2022	$3,363	$7,372	$(7,092)	$3,643
Year ended December 31, 2021	$3,196	$6,864	$(6,697)	$3,363
Customer advance deposits
Year ended December 31, 2022	$795	$3,038	$(2,868)	$965
Year ended December 31, 2021	$674	$1,953	$(1,832)	$795